Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Parenthetical) (Detail) - Transamerica [member]	Dec. 31, 2025	Dec. 31, 2024
Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	5.45%	5.59%
Post retirement welfare plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	5.23%	5.51%